UNALLOCATED RESERVE AND DISTRIBUTIONS	12 Months Ended
Jan. 31, 2024
ROYALTY AGREEMENT UNALLOCATED RESERVE
UNALLOCATED RESERVE AND DISTRIBUTIONS

NOTE 4 - UNALLOCATED RESERVE AND DISTRIBUTIONS

Each quarter, as authorized by the Agreement of Trust, the Trustees will reevaluate all relevant factors including all costs, expenses, obligations, and present and future liabilities of the Trust (whether known or contingent) in determining a prudent level of unallocated reserve in light of the unpredictable nature of the iron ore industry, current economic conditions and the current communications from Cliffs as it relates to

NMC. The actual amount of the Unallocated Reserve will fluctuate from time to time and may increase or decrease from its current level. Accordingly, although the actual amount of the Unallocated Reserve will fluctuate from time to time, and may increase or decrease from its current level, it is currently expected that future distributions will be highly dependent upon royalty payments received quarterly and the level of Trust expenses that the Trustees anticipate occurring in subsequent quarters.

As of January 31, 2024 and January 31, 2023, the unallocated cash and cash equivalents portion of the Trust’s Unallocated Reserve consisted of the following components:

	January 31, 2024	January 31, 2023
Cash and cash equivalents	$23,980,448	$13,966,500
Distribution payable	(4,854,404)	—

Unallocated cash and cash equivalents	$19,126,044	$13,966,500

A reconciliation of the Trust’s Unallocated Reserve from January 31, 2023 to January 31, 2024 is as follows:

	Unallocated	Trust
	Reserve	Corpus	Total
Balances as of January 31, 2023	$11,438,214	$3	$11,438,217

Net income	18,983,336	—	18,983,336
Distributions declared - $0.7200 per unit	(9,446,407)	—	(9,446,407)

Balances as of January 31, 2024	$20,975,143	$3	$20,975,146

The Trustees determine the level of distributions on a quarterly basis after receiving notification from NMC as to the amount of royalty income that will be received and after determination of any known or anticipated expenses, liabilities and obligations of the Trust. Future distributions may vary depending upon the adjustments to royalty income, which are determined by NMC, and the level of Trust expenses that the Trustees anticipate occurring in subsequent quarters.

During the fiscal years ended January 31, 2024, 2023, and 2022, the Trustees distributed cash payments totaling $4,592,003 ($0.35 per Unit), $47,625,638 ($3.63 per Unit), and $37,523,229 ($2.86 per Unit), respectively. In addition, in January 2024, the Trustees declared no distribution per Unit of beneficial interest.